Other Receivables and Prepayments	6 Months Ended
Jun. 30, 2024
Other Receivables And Prepayments [Abstract]
Other Receivables and Prepayments	Other Receivables and Prepayments

	December 31,	June 30,
	2023	2024
(In thousands)
Prepayment for contract research organization ("CRO") services	$1,732	$984
Prepaid expenses (i)	357	825
Deposits	51	67
Others	178	287
	$2,318	$2,163
(i)In March 2024, the Group made payments to purchase annual directors and officers liability insurance. Such expenses are amortized over 1 year.